Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, equipment and software, net	The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life
Building	24 years
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years
Vehicle	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Acquired Finite-Lived Intangible Assets by Major Class	The acquired intangible assets are recognized and measured at fair value. Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Microcredit license	17 years
Software copyright	2 years
Customer database	5.5 years
Customer relationship	10 years
Trademark	5.5 years
Credit investigation license	indefinite